REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
REVENUE
Schedule of Net revenue
	Years ended December 31,
	2015	2016	2017

Service revenue	653,591	1,003,015	1,591,860
Equipment sales	50,045	52,945	24,306

	703,636	1,055,960	1,616,166